Investments in joint ventures and associates - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of associates [line items]
Impairment	£ 0	£ 303
National Grid Ventures
Disclosure of associates [line items]
Impairment		£ 303
Emerald Energy Venture LLC
Disclosure of associates [line items]
Proportion of ownership interest in joint venture		51.00%
Joint ventures and associates
Disclosure of associates [line items]
Capital commitments	£ 526	£ 635